Employee benefits	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Employee benefits
15.	Employee benefits

Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans(1).

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	July 31 2019	April 30 2019	July 31 2018	July 31 2019	April 30 2019	July 31 2018
Defined benefit service cost	$73	$71	$83	$(1)	$7	$7
Interest on net defined benefit (asset) liability	(1)	1	2	13	13	11
Other	4	4	3	(7)	1	(5)
Defined benefit expense	$76	$76	$88	$5	$21	$13
Defined contribution expense	$15	$15	$10	$3	n/a	n/a
Increase (decrease) in other comprehensive income related to employee benefits(2)	$(433)	$(219)	$223	$(42)	$(17)	$ (11)

	For the nine months ended
	Pension plans		Other benefit plans
($ millions)	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Defined benefit service cost(3)	$220	$249	$13	$(170)
Interest on net defined benefit (asset) liability	(2)	6	39	36
Other	12	9	(5)	(8)
Defined benefit expense	$230	$264	$47	$(142)
Defined contribution expense	$44	$30	$3	n/a
Increase (decrease) in other comprehensive income related to employee benefits(2)	$(1,047)	$288	$(124)	$27
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.
(3)	The service cost for other benefit plans includes a decrease of $203 million in the first quarter of fiscal 2018, related to modifications to the Bank’s post-retirement benefits plan.